UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2001
Check here if Amendment:  [X]; Amendment Number:  1

This Amendment (Check only one):            [_] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:             Millennium Partners, L.P.
Address:          666 Fifth Avenue, 8th Floor
                  New York, NY 10103

13F File Number:  028-06317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Williams
Title:            Chief Financial Officer
Phone:            212-841-4100


Robert Williams,       New York, New York,             November 29, 2001
------------------------------------------------------------------------
Signature,                 Place, and                   Date of Signing

Report Type (Check only one):

[X]    13F HOLDINGS REPORT

[_]    13F NOTICE

[_]    13F COMBINATION REPORT



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $3,050,000


List of Other Included Managers:    None


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
                                                                                      Investment Discretion
                         Title of       CUSIP      market    Amount and Type           Shared-      Shared-    Other        Voting
   Name of Issuer         Class         Number     value      of Security      Sole    Defined      Other     Managers     Authority
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON EMERGING MKTS
 APPRECIATION FUND INC     Stock      8801901003  3,050     365,300 SH         SOLE                                         365,300